Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Sep. 30, 2022	Dec. 31, 2021
U.S. dollar
Disclosure of debt [line items]
Closing foreign exchange rate	$ 20.3058	$ 20.5835
Japanese yen
Disclosure of debt [line items]
Closing foreign exchange rate	0.1410	0.1789
Pounds sterling
Disclosure of debt [line items]
Closing foreign exchange rate	22.1617	27.8834
Euro
Disclosure of debt [line items]
Closing foreign exchange rate	19.7839	23.4086
Swiss francs
Disclosure of debt [line items]
Closing foreign exchange rate	$ 20.8072	$ 22.5924